CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2011 CNY	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Dec. 31, 2010 CNY
Cash flows from operating activities:
Net Income (loss)	10,989	$ (201,891)	(1,239,087)	68,666	(59,171)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Loss on disposal of P3A	0	0	0	0	21,598
Exchange gain	0	(3,323)	(20,395)	0	0
(Income) loss from equity investments	(10,232)	115	705	1,924	2,223
Deferred income tax	18,755	4,378	26,873	(36,402)	8,489
Unrealized gain in investment	(55,542)	0	0	0	(1,946)
Share-based compensation and other non-cash operating items	3,709	140	858	4,630	9,835
Loss on disposal of property, plant and equipment and other assets	(990)	117	717	25,665	536
Impairment loss of land use rights and non-current prepayments	0	58,208	357,248	0	0
Goodwill impairment loss	0	143,903	883,192	0	0
Gain on sale of investment	0	(629)	(3,860)	0	0
Loss on disposal of investment under equity method	0	2,117	12,994	0	0
Depreciation and amortization	18,564	8,498	52,155	63,064	27,988
Allowance for doubtful accounts	115	1,660	10,190	15,470	138
Contractual obligations accrual	0	(123)	(753)	0	0
Write-down of inventories	0	1,678	10,300	0	0
Other non-cash items	0	6,195	38,020	0	0
Fair value adjustments of financial instruments	0	2,723	16,713	0	0
Fair value adjustments of assets held for sale	0	116	715	0	0
Amortization of finance cost	0	627	3,850	0	0
Changes in operating assets and liabilities:
Accounts receivable	305,001	(14,780)	(90,713)	103,247	(21)
Inventories	(31,521)	5,810	35,661	(36,200)	(54,496)
Movement in working capital due to sale/purchase of business	0	(1,579)	(9,693)	0	0
Prepayments and other current assets	24,437	(588)	(3,610)	(15,848)	(10,182)
Amounts due from related parties	(18,327)	2,094	12,850	5,225	(1,300)
Deferred revenue	0	0	0	0	(1,042)
Income tax receivable, net	(15,485)	1,723	10,572	(25,799)	338
Derivatives, net	0	2,730	16,757	0	0
Accounts payable	(89,481)	(3,041)	(18,666)	15,916	(1,523)
Accrued expenses and other liabilities	(21,514)	3,749	23,006	(5,668)	6,283
Amounts due to related parties	(32,221)	(476)	(2,921)	(6,508)	42,843
Amounts due to shareholders	0	292	1,790	0	0
Non-current prepayments	0	0	0	0	200
Other operating assets and liabilities	(28,264)	0	0	5,320	0
Net cash (used in) provided by operating activities	77,993	20,443	125,468	182,702	(9,210)
Cash flows from investing activities:
Payment for investment in PGW (net of cash received) (Note 3)	(695,539)	0	0	0	0
Payment for Investment in PGW convertible redeemable note (Note 3)	0	0	0	0	(165,446)
Payment for other investments	(4,900)	(3,902)	(23,946)	(463,773)	(40,000)
Business acquisitions (net of cash received)	0	(2,673)	(16,403)	0	(663)
Acquired impaired finance receivables	0	(9,137)	(56,080)	0	0
Addition to individual impaired finance receivables	0	(3,818)	(23,435)	0	0
Proceeds received from finance receivables	0	22,429	137,660	180,363	0
Cash disposed of with the P3A disposal	0	0	0	0	(87,486)
Acquisition of property, plant and equipment and other assets	(5,247)	(7,219)	(44,308)	(73,985)	(568)
Acquisition of intangible assets	(13,014)	(1,169)	(7,178)	(5,477)	0
Proceeds from disposal of investment under equity method	0	6,629	40,685	0	0
Proceeds from sales of investments	0	2,258	13,858	535,647	0
Proceeds from disposal of property, plant and equipment and other assets	31,225	1,380	8,472	2,767	17,010
Net cash (used in) provided by investing activities	(687,475)	4,778	29,325	175,542	(277,153)
Cash flows from financing activities:
Proceeds from borrowings	884,848	85,077	522,156	103,215	119,209
Repayment of borrowings	(327,347)	(112,794)	(692,266)	(483,899)	(59,605)
Proceeds from share issue of Agria Asia Investments	129,432	0	0	78,825	0
Cash pledged for short-term borrowings	(320,249)	0	0	0	(136,000)
Cash released from pledged deposits	0	27,254	167,272	57,543	0
Payment of dividend to non controlling interest	0	(7,594)	(46,610)	(3,708)	0
Payment of share issuance related cost	(17,829)	0	0	0	0
Finance facility fees	(12,792)	0	0	(7,708)	0
Other	0	0	0	(18,516)	0
Net cash (used in) provided by financing activities	336,063	(8,057)	(49,448)	(274,248)	(76,396)
Effect of exchange rate changes on cash and cash equivalents	8,962	(397)	(2,439)	(12,877)	(16,838)
Net increase (decrease) in cash and cash equivalents	(264,457)	16,767	102,906	71,119	(379,597)
Cash and cash equivalents at the beginning of period	358,228	26,866	164,890	93,771	737,825
Cash and cash equivalents at the end of period	93,771	43,633	267,796	164,890	358,228
Supplemental disclosure of cash flow information:
Cash paid during the period for interest	10,866	8,622	52,917	118,548	980
Cash paid during the period for income taxes	687	105	644	30,937	1,729
Disposal of P3A:
Repurchase of shares	0	0	0	0	182,602
Carrying amount of net assets, including cash of RMB 87,500	0	0	0	0	(204,200)
Loss on Disposal	0	$ 0	0	0	(21,598)